Consolidated Cash Flow Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Profit before taxation	$ 18,353	$ 16,048	$ 21,401
Adjustments for:
Depreciation and amortisation expense	5,540	5,295	5,061
Impairments of property, plant and equipment, financial assets and intangibles net of reversals	108	3,890	75
Net finance costs	1,111	1,489	1,531
(Profit)/loss from equity accounted investments, related impairments and expenses	(153)	2,656	(594)
Other	831	(243)	546
Changes in assets and liabilities:
Trade and other receivables	776	(290)	867
Inventories	64	(530)	(44)
Trade and other payables	(116)	(27)	(1,086)
Provisions and other assets and liabilities	(249)	(469)	131
Cash generated from operations	26,265	27,819	27,888
Dividends received	375	397	347
Interest received	608	724	545
Interest paid	(1,478)	(1,680)	(1,090)
Proceeds from cash management related instruments	195	361	331
Net income tax and royalty-related taxation refunded	448	547	232
Net income tax and royalty-related taxation paid	(7,721)	(7,503)	(9,552)
Net operating cash flows	18,692	20,665	18,701
Investing activities
Purchases of property, plant and equipment	(9,398)	(8,816)	(6,733)
Exploration and evaluation expenditure	(396)	(457)	(350)
Exploration and evaluation expenditure expensed and included in operating cash flows	346	399	294
Investment in subsidiaries, operations and joint operations, net of cash			(5,868)
Net investment and funding of equity accounted investments	(3,984)	(701)	(557)
Proceeds from sale of assets	127	149	444
Proceeds from sale of subsidiaries, operations and joint operations, net of their cash	535	1,072	82
Other investing	(580)	(408)	(377)
Net investing cash flows	(13,350)	(8,762)	(13,065)
Financing activities
Proceeds from interest bearing liabilities	4,129	5,091	8,182
Settlements of debt related instruments	(147)	(321)	(677)
Repayment of interest bearing liabilities	(1,675)	(7,327)	(3,289)
Distributions to non-controlling interests	(2)	(13)
Purchase of shares by Employee Share Ownership Plan (ESOP) Trusts			(88)
Dividends paid	(6,403)	(7,675)	(13,268)
Dividends paid to non-controlling interests	(1,873)	(1,424)	(1,175)
Net financing cash flows	(5,971)	(11,669)	(10,315)
Net (decrease)/increase in cash and cash equivalents	(629)	234	(4,679)
Cash and cash equivalents, net of overdrafts, at the beginning of the financial year	12,498	12,423	17,236
Foreign currency exchange rate changes on cash and cash equivalents	24	(159)	(134)
Cash and cash equivalents, net of overdrafts, at the end of the financial year	$ 11,893	$ 12,498	$ 12,423